Basis of Presentation and Summary of Significant Accounting Policies - Foreign Currency Translation (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2021 USD ($) EUR (€)	Dec. 31, 2020 USD ($) EUR (€)
Euro Member Countries, Euro
Foreign Currency Translation
Closing rate | €	1.4458	1.4391	1.5608
Average rate | €	1.3696	1.4828	1.5298
United States of America, Dollars
Foreign Currency Translation
Closing rate | $	1.3544	1.2678	1.2732
Average rate | $	1.3013	1.2535	1.3415